Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	TIAA-CREF Life Funds
Entity Central Index Key	0001068204
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000013875 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Life Growth Equity Fund
Class Name	Nuveen Life Growth Equity Fund
Trading Symbol	TLGQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen Life Growth Equity Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.tiaa.org/public/prospectuses. You can also request this information by contacting us at (800) 842-2252.
Additional Information Phone Number	(800) 842-2252
Additional Information Website	https://www.tiaa.org/public/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Growth Equity Fund	$26	0.50%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[1]
Net Assets	$ 197,831,708
Holdings Count | Holding	51
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2026)

Fund net assets	$197,831,708

Total number of portfolio holdings	51

Portfolio turnover (%)	67%

Holdings [Text Block]

C000013876 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Life Money Market Fund
Class Name	Nuveen Life Money Market Fund
Trading Symbol	TLMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen Life Money Market Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.tiaa.org/public/prospectuses. You can also request this information by contacting us at (800) 842‑2252.
Additional Information Phone Number	(800) 842‑2252
Additional Information Website	https://www.tiaa.org/public/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Money Market Fund	$8	0.15%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[2]
Net Assets	$ 139,818,844
Holdings Count | Holding	11
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2026)

Fund net assets	$139,818,844

Total number of portfolio holdings	11

Holdings [Text Block]

C000013877 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Life Core Equity Fund
Class Name	Nuveen Life Core Equity Fund
Trading Symbol	TLGWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen Life Core Equity Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.tiaa.org/public/prospectuses. You can also request this information by contacting us at (800) 842-2252.
Additional Information Phone Number	(800) 842-2252
Additional Information Website	https://www.tiaa.org/public/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Core Equity Fund	$26	0.50%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[3]
Net Assets	$ 227,769,076
Holdings Count | Holding	63
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2026)

Fund net assets	$227,769,076

Total number of portfolio holdings	63

Portfolio turnover (%)	65%

Holdings [Text Block]

C000013878 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Life International Equity Fund
Class Name	Nuveen Life International Equity Fund
Trading Symbol	TLINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen Life International Equity Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.tiaa.org/public/prospectuses. You can also request this information by contacting us at (800) 842-2252.
Additional Information Phone Number	(800) 842-2252
Additional Information Website	https://www.tiaa.org/public/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life International Equity Fund	$29	0.56%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%	[4]
Net Assets	$ 194,969,627
Holdings Count | Holding	69
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2026)

Fund net assets	$194,969,627

Total number of portfolio holdings	69

Portfolio turnover (%)	9%

Holdings [Text Block]

C000013879 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Life Large Cap Value Fund
Class Name	Nuveen Life Large Cap Value Fund
Trading Symbol	TLLVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen Life Large Cap Value Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.tiaa.org/public/prospectuses. You can also request this information by contacting us at (800) 842‑2252.
Additional Information Phone Number	(800) 842‑2252
Additional Information Website	https://www.tiaa.org/public/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Large Cap Value Fund	$28	0.52%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.52%	[5]
Net Assets	$ 99,319,001
Holdings Count | Holding	74
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2026)

Fund net assets	$99,319,001

Total number of portfolio holdings	74

Portfolio turnover (%)	22%

Holdings [Text Block]

C000013880 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Life Small Cap Equity Fund
Class Name	Nuveen Life Small Cap Equity Fund
Trading Symbol	TLEQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen Life Small Cap Equity Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.tiaa.org/public/prospectuses. You can also request this information by contacting us at (800) 842‑2252.
Additional Information Phone Number	(800) 842‑2252
Additional Information Website	https://www.tiaa.org/public/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Small Cap Equity Fund	$30	0.53%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.53%	[6]
Net Assets	$ 88,075,315
Holdings Count | Holding	408
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2026)

Fund net assets	$88,075,315

Total number of portfolio holdings	408

Portfolio turnover (%)	45%

Holdings [Text Block]

C000013881 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Life Stock Index Fund
Class Name	Nuveen Life Stock Index Fund
Trading Symbol	TLSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen Life Stock Index Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.tiaa.org/public/prospectuses. You can also request this information by contacting us at (800) 842‑2252.
Additional Information Phone Number	(800) 842‑2252
Additional Information Website	https://www.tiaa.org/public/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Stock Index Fund	$4	0.07%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[7]
Net Assets	$ 1,003,430,369
Holdings Count | Holding	2,564
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2026)

Fund net assets	$1,003,430,369

Total number of portfolio holdings	2,564

Portfolio turnover (%)	1%

Holdings [Text Block]

C000013882 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Life Large Cap Responsible Equity Fund
Class Name	Nuveen Life Large Cap Responsible Equity Fund
Trading Symbol	TLCHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen Life Large Cap Responsible Equity Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.tiaa.org/public/prospectuses. You can also request this information by contacting us at (800) 842‑2252.
Additional Information Phone Number	(800) 842‑2252
Additional Information Website	https://www.tiaa.org/public/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Large Cap Responsible Equity Fund	$12	0.22%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.22%	[8]
Net Assets	$ 113,178,547
Holdings Count | Holding	136
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2026)

Fund net assets	$113,178,547

Total number of portfolio holdings	136

Portfolio turnover (%)	31%

Holdings [Text Block]

C000013883 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Life Real Estate Securities Select Fund
Class Name	Nuveen Life Real Estate Securities Select Fund
Trading Symbol	TLRSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen Life Real Estate Securities Select Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.tiaa.org/public/prospectuses. You can also request this information by contacting us at (800) 842‑2252.
Additional Information Phone Number	(800) 842‑2252
Additional Information Website	https://www.tiaa.org/public/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Real Estate Securities Select Fund	$30	0.57%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.57%	[9]
Net Assets	$ 65,092,631
Holdings Count | Holding	56
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2026)

Fund net assets	$65,092,631

Total number of portfolio holdings	56

Portfolio turnover (%)	59%

Holdings [Text Block]

C000013884 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Life Core Bond Fund
Class Name	Nuveen Life Core Bond Fund
Trading Symbol	TLBDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen Life Core Bond Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.tiaa.org/public/prospectuses. You can also request this information by contacting us at (800) 842‑2252.
Additional Information Phone Number	(800) 842‑2252
Additional Information Website	https://www.tiaa.org/public/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Core Bond Fund	$18	0.35%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[10]
Net Assets	$ 220,068,446
Holdings Count | Holding	987
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2026)

Fund net assets	$220,068,446

Total number of portfolio holdings	987

Portfolio turnover (%)	61%

Holdings [Text Block]

(1)
The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

Credit Ratings Selection [Text Block]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
C000135632 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Life Balanced Fund
Class Name	Nuveen Life Balanced Fund
Trading Symbol	TLBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen Life Balanced Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.tiaa.org/public/prospectuses. You can also request this information by contacting us at (800) 842‑2252.
Additional Information Phone Number	(800) 842‑2252
Additional Information Website	https://www.tiaa.org/public/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Balanced Fund	$5	0.10%
*	The Fund’s ratios do not include the expenses or income of the Underlying Funds related to the Balanced Fund. Annualized for period less than one year.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[11]
Net Assets	$ 69,216,040
Holdings Count | Holding	9
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2026)

Fund net assets	$69,216,040

Total number of portfolio holdings	9

Portfolio turnover (%)	5%

Holdings [Text Block]

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, when applicable.

[1]	Annualized for period less than one year.
[2]	Annualized for period less than one year.
[3]	Annualized for period less than one year.
[4]	Annualized for period less than one year.
[5]	Annualized for period less than one year.
[6]	Annualized for period less than one year.
[7]	Annualized for period less than one year.
[8]	Annualized for period less than one year.
[9]	Annualized for period less than one year.
[10]	Annualized for period less than one year.
[11]	The Fund’s ratios do not include the expenses or income of the Underlying Funds related to the Balanced Fund. Annualized for period less than one year.